CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES - Amortized cost and fair value of marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Amortized Cost	$ 369,638	$ 70,232
Gross Unrealized Gains	4,359	938
Gross Unrealized Losses	(256)	(459)
Fair Value	373,741	70,711
Government bonds
Cash and cash equivalents
Amortized Cost	7,761	8,939
Gross Unrealized Gains	214	24
Gross Unrealized Losses		(72)
Fair Value	7,975	8,891
Corporate bonds
Cash and cash equivalents
Amortized Cost	361,877	61,293
Gross Unrealized Gains	4,145	914
Gross Unrealized Losses	(256)	(387)
Fair Value	$ 365,766	$ 61,820